Related Party Disclosures - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Security deposit	₨ 2,160,000		₨ 2,160,000		$ 33
Relatives of Management [Member]
Related Party Transaction [Line Items]
Rent expense	15,402,000	$ 237	19,362,000	₨ 14,970,000
Working capital facility guaranteed	1,980,000,000
Outstanding loan balance	0
Other Assets [Member]
Related Party Transaction [Line Items]
Security deposit	2,160,000		2,160,000		33
Other Assets [Member] | Relatives of Management [Member]
Related Party Transaction [Line Items]
Security deposit	2,160,000		8,567,000		33
Prepaid Expenses and Other Current Asset [Member]
Related Party Transaction [Line Items]
Security deposit			₨ 6,407,000			$ 99
Prepaid Expenses and Other Current Asset [Member] | Relatives of Management [Member]
Related Party Transaction [Line Items]
Security deposit	₨ 6,407,000				$ 98